Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	¥ 547,384		¥ 0
Less: accumulated depreciation	(993,401)		(956,884)
Exchange difference	(116)		194
Total	659,033	$ 92,823	172,984
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	781,377		792,586
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	184,228		197,160
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,584		4,171
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 135,977		¥ 135,757